Interest in the Stable Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets and Changes in Net Assets	The following tables present the Master Trust net assets and the Plan interest in the Master Trust net assets at contract value as of December 31, 2025 and 2024:

	Net Assets as of December 31, 2025
	Master Trust	Plan Interest in Master Trust
Short-term investment fund	$52,641,084	$51,262,536
Investment contracts:
Fixed maturity synthetic guaranteed investment contracts	538,518,434	524,415,881
Constant duration synthetic guaranteed investment contracts	4,190,550,023	4,080,809,209
Insurance company separate account guaranteed investment contracts	793,131,012	772,360,745
	5,574,840,553	5,428,848,371
Accrued expenses	(341,994)	(333,038)

Net assets	$5,574,498,559	$5,428,515,333

	Net Assets as of December 31, 2024
	Master Trust	Plan Interest in Master Trust
Short-term investment fund	$79,503,123	$77,265,485
Investment contracts:
Fixed maturity synthetic guaranteed investment contracts	482,446,942	468,868,334
Constant duration synthetic guaranteed investment contracts	4,148,004,782	4,031,257,991
Insurance company separate account guaranteed investment contracts	796,649,848	774,227,908
	5,506,604,695	5,351,619,718
Accrued expenses	(343,482)	(333,815)

Net assets	$5,506,261,213	$5,351,285,903

The following table presents changes in net assets for the Master Trust for the year ended December 31, 2025

Interest	$167,208,963
Net transfers	(97,548,229)
Investment management and other expenses	(1,423,388)

Increase in net assets	68,237,346

Net assets:
Beginning of year	5,506,261,213

End of year	$5,574,498,559

Plan interest in the Stable Value Master Trust investment income	$161,207,334